SCHEDULE OF PURCHASE PRICE ALLOCATION (Parenthetical) (Details)	Jul. 18, 2024	Oct. 01, 2023
Trade Names [Member] | Ellwood Thompson [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	13 years	8 years
Non-Compete Agreement [Member] | GreenAcres Market [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years